DEPOSITS (Schedule of Maturities of Retail and Wholesale Savings Certificates) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Maturities of retail and wholesale savings certificates
Within one year	$ 24,893
Beyond one year but within two years	2,483
Beyond two years but within three years	1,491
Beyond three years but within four years	328
Beyond four years but within five years	327
Beyond five years	209
Total	$ 29,731